Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies [Text Block]
COMMITMENTS AND CONTINGENCIES
Lease Commitments
Operating Leases
We lease our corporate administrative, marketing, and product development facilities in Bellevue, Washington under operating leases that expire December 31, 2019 and December 31, 2017.
We lease our Redbox facility in Oakbrook Terrace, Illinois under an operating lease that expires on July 31, 2021. Under certain circumstances, we have the ability to extend the lease for a five-year period, rent additional office space under a right of first offer and refusal and have the option to terminate the lease in July 2016. Under the terms of the lease, we are responsible for certain tax, construction and operating costs associated with the rented space.
Rent expense under our operating lease agreements was $9.0 million, $8.9 million and $8.3 million during 2012, 2011 and 2010, respectively.
Capital Leases
We lease automobiles and computer equipment under capital leases expiring at various dates through 2019. In most circumstances, we expect that, in the normal course of business, these leases will be renewed or replaced by other leases.
During 2009, we entered into a sales-leaseback transaction in which we sold certain kiosks and leased them back for the same amount as the sales proceeds. The transaction was considered a financing arrangement and accounted for as a capital lease such that the kiosks remain on our books and continue to be depreciated. Our obligation related to the transaction was $0.0 million and $4.8 million at December 31, 2012 and 2011, respectively.
Assets held under capital leases are included in property and equipment, net on the Consolidated Balance Sheets and include the following:

Dollars in thousands	December 31,
	2012	2011
Gross property and equipment	$48,636	$46,173
Accumulated depreciation	(18,974)	(19,257)
Net property and equipment	$29,662	$26,916

As of December 31, 2012, our future minimum lease payments are as follows:

Dollars in thousands	Capital Leases	Operating Leases (1)
2013	$14,235	$10,166
2014	10,325	9,209
2015	5,318	7,715
2016	401	6,041
2017	200	9,105
Thereafter	77	10,181
Total minimum lease commitments	30,556	$52,417
Less: amounts representing interest	(1,504)
Present value of capital lease obligations	29,052
Less: Current portion of capital lease obligations	(13,350)
Long-term portion of capital lease obligations	$15,702

(1)	Includes all operating leases having an initial or remaining noncancelable lease term in excess of one year.
Purchase Commitments
We have entered into certain miscellaneous purchase agreements, primarily related to purchases of equipment, which resulted in total purchase commitments of $7.5 million as of December 31, 2012.
In connection with the NCR Asset Acquisition, Outerwall and NCR entered into a manufacturing and services agreement, pursuant to which Outerwall, Redbox or an affiliate will purchase goods and services from NCR for a period of five years from June 22, 2012. At the end of the five-year period, if the aggregate amount paid in margin to NCR for goods and services delivered equals less than $25.0 million, Outerwall will pay NCR the difference between such aggregate amount and $25.0 million. We expect such margin will be fully utilized over the five year period by our purchases of goods and services from NCR at fair market value.
Content License Agreements
We have entered into certain license agreements to obtain content for movie and video game rentals. A summary of the estimated commitments in relation to these agreements as of December 31, 2012 is presented in the following table:

Dollars in thousands		Year Ended December 31,
	Total	2013	2014	2015
Sony	$384,021	$225,667	$158,354	$—
Warner	238,415	101,772	120,388	16,255
Fox	219,589	89,100	92,062	38,427
Paramount	185,067	89,097	95,970	—
Universal	141,416	85,819	55,597	—
Lionsgate	90,014	51,673	38,341	—
Summit	56,593	27,766	28,827	—
Anchor Bay	39,633	19,443	20,190	—
Total estimated commitments	$1,354,748	$690,337	$609,729	$54,682

General terms of our content license agreements with studios are as follows as of December 31, 2012:

Studio	End Date		Early Termination Option	Release Date
Sony	9/30/2014	(1)	None	Day & Date(2)
Warner	12/31/2014		None	Delay(3)
Fox	4/21/2015		April 2013	Delay(3)
Paramount	12/31/2014	(1)	None	Day & Date(2)
Universal	8/31/2014		None	Delay(3)
Lionsgate	8/31/2014		None	Day & Date(2)
Summit	12/31/2014		None	Day & Date(2)
Anchor Bay	12/31/2014		None	Day & Date(2)

(1)	Agreement includes, at the studio’s sole discretion, the option for two one-year extensions following the end date.

(2)	Content licensed under the agreement is available for rental on the same day and date as the retail release.

(3)	Content licensed under the agreement is available for rental after a certain number of days following the retail release.
Revenue Share Commitments
Certain of our Retailer agreements include minimum revenue share commitments through the term of the arrangement. Our minimum commitments under these agreements are presented in the following table:

Dollars in thousands		Year Ended December 31,
	Total	2013	2014	2015	2016
Redbox	$48,911	$25,162	$20,003	$2,118	$1,628
Coin	21,667	20,000	1,667	—	—
Total minimum commitments	$70,578	$45,162	$21,670	$2,118	$1,628

Letters of Credit
As of December 31, 2012, we had five irrevocable standby letters of credit that totaled $6.8 million. These standby letters of credit, which expire at various times through 2013, are used to collateralize certain obligations to third parties. As of December 31, 2012, no amounts were outstanding under these standby letter of credit agreements.
Legal Matters
In October 2009, an Illinois resident, Laurie Piechur, individually and on behalf of all others similarly situated, filed a putative class action complaint against our Redbox subsidiary in the Circuit Court for the Twentieth Judicial Circuit, St. Clair County, Illinois. The plaintiff alleges that, among other things, Redbox charges consumers illegal and excessive late fees in violation of the Illinois Consumer Fraud and Deceptive Business Practices Act, and that Redbox’s rental terms violate the Illinois Rental Purchase Agreement Act or the Illinois Automatic Contract Renewal Act and the plaintiff is seeking monetary damages and other relief. In November 2009, Redbox removed the case to the U.S. District Court for the Southern District of Illinois. In February 2010, the District Court remanded the case to the Circuit Court for the Twentieth Judicial Circuit, St. Clair County, Illinois. In May 2010, the court denied Redbox’s motion to dismiss the plaintiff’s claims, and also denied the plaintiff’s motion for partial summary judgment. In November 2011, the plaintiff moved for class certification, and Redbox moved for summary judgment. The court denied Redbox’s motion for summary judgment in February 2012. The plaintiff filed an amended complaint on April 19, 2012, and an amended motion for class certification on June 5, 2012. The court denied Redbox’s motion to dismiss the complaint. The class certification motion has been briefed and argued, and the court has not yet ruled on the motion for class certification. The plaintiff has dismissed its claims regarding Redbox’s fees and is only pursuing its claims under the Illinois Rental Purchase Agreement Act and the Illinois Automatic Contract Renewal Act. We believe that the claims against us are without merit and intend to defend ourselves vigorously in this matter. Currently, no accrual has been established as it was not possible to estimate the possible loss or range of loss because this matter had not advanced to a stage where we could make any such estimate.
Related to a putative class action complaint previously disclosed, on March 2 and 10, 2011, shareholder derivative actions were filed in the Superior Court of the State of Washington (King County), allegedly on behalf of and for the benefit of Outerwall, against certain of its current and former directors and officers. Outerwall was named as a nominal defendant. On April 12, 2011, the court consolidated these actions as a single action entitled In re Outerwall Inc. Derivative Litigation. A third substantially similar complaint was later filed in the same court. On April 18, 2011, two purported shareholder derivative actions were filed in the U.S. District Court for the Western District of Washington. On May 26, 2011, the court consolidated the federal derivative actions and joined them with the securities class actions, captioned In re Outerwall Securities Litigation, for pre-trial proceedings. The derivative plaintiffs’ consolidated complaint was filed on July 15, 2011. We moved to dismiss this complaint on August 12, 2011 on the ground that the plaintiffs had not made a pre-litigation demand on our Board of Directors and had not demonstrated that such a demand would have been futile. On November 14, 2011, the court granted our motion and issued an order dismissing the complaint with leave to amend the compliant. On November 23, 2011, plaintiffs moved to stay the action or defer filing of an amended complaint in order to allow them time to inspect Outerwall’s books and records prior to any such amendment. On December 22, 2011, the court entered an order granting in part and denying in part plaintiffs’ motion. The order grants plaintiffs’ request to defer filing of an amended complaint, but provided that if plaintiffs choose to file an amended complaint, they must pay attorneys’ fees incurred by defendants on the motion to dismiss the consolidated complaint. On April 9, 2012, before expiration of plaintiffs’ deadline to file an amended complaint, the parties filed a joint status report with the court indicating they had agreed upon a proposed settlement of the federal and state derivative actions. On April 27, 2012, a stipulation and agreement of settlement, was filed with the court, along with Plaintiffs’ unopposed motion for preliminary approval of the settlement. On May 25, 2012, the court conducted a hearing on the motion. On August 6, 2012, after some supplemental briefing by the parties, the court granted preliminary approval of the settlement. On November 9, 2012, the court granted final approval of the settlement, including $750,000 in plaintiffs’ attorneys’ fees paid by the Company’s insurer. These shareholders derivative actions are now resolved and the lawsuits have been dismissed with prejudice as part of the settlement.
In March 2011, a California resident, Blake Boesky, individually and on behalf of all others similarly situated, filed a putative class action complaint against our Redbox subsidiary in the U.S. District Court for the Northern District of Illinois. The plaintiff alleges that Redbox retains personally identifiable information of consumers for a time period in excess of that allowed under the Video Privacy Protection Act, 18 U.S.C. §§ 2710, et seq. A substantially similar complaint was filed in the same court in March 2011 by an Illinois resident, Kevin Sterk. Since the filing of the complaint, Blake Boesky has been replaced by a different named plaintiff, Jiah Chung, and an amended complaint has been filed alleging disclosures of personally identifiable information, in addition to plaintiffs’ claims of retention of such information. Plaintiffs are seeking statutory damages, injunctive relief, attorneys’ fees, costs of suit, and interest. The court has consolidated the cases. The court denied Redbox’s motion to dismiss the plaintiffs’ claims upon interlocutory appeal. The U.S. Court of Appeals for the Seventh Circuit reversed the district court’s denial of Redbox’s motion to dismiss plaintiff’s claims involving retention of information, holding that the plaintiffs could not maintain a suit for damages under this theory. On April 25, 2012, the plaintiffs amended their complaint to add claims under the Stored Communications Act, 18 U.S.C. § 2707, and for breach of contract. On May 9, 2012, Redbox moved to dismiss the amended complaint. On July 23, 2012, the court dismissed the added retention claims, except to the extent that plaintiffs seek injunctive, non-monetary relief. We believe that the claims against us are without merit and intend to defend ourselves vigorously in this matter. Currently, no accrual has been established as it is not possible to estimate the possible loss or range of loss because this matter had not advanced to a stage where we could make any such estimate.
In February 2011, a California resident, Michael Mehrens, individually and on behalf of all others similarly situated, filed a putative class action complaint against our Redbox subsidiary in the Superior Court of the State of California, County of Los Angeles. The plaintiff alleges that, among other things, Redbox violated California’s Song-Beverly Credit Card Act of 1971 (“Song-Beverly”) with respect to the collection and recording of consumer personal identification information, and violated the California Business and Professions Code § 17200based on the alleged violation of Song-Beverly. A similar complaint alleging violations of Song-Beverly and the right to privacy generally was filed in March 2011 in the Superior Court of the State of California, County of Alameda, by a California resident, John Sinibaldi. A third similar complaint alleging only a violation of Song-Beverly, was filed in March 2011 in the Superior Court of the State of California, County of San Diego, by a California resident, Richard Schiff. Plaintiffs are seeking compensatory damages and civil penalties, injunctive relief, attorneys’ fees, costs of suit, and interest. Redbox removed the Mehrens case to the U.S. District Court for the Central District of California, the Sinibaldi case to the U.S. District Court for the Northern District of California, and the Schiff case to the U.S. District Court for the Southern District of California. The Sinibaldi case was subsequently transferred to the U.S. District Court for the Central District of California, where the Mehrens case is pending, and these two cases have been consolidated. At the same time, the plaintiffs substituted Nicolle DiSimone as the named plaintiff in the Mehrens case. After Redbox filed a motion to dismiss, stay, or transfer, the Schiff case was transferred to the U.S. District Court for the Central District of California. On January 4, 2013, the Court dismissed with prejudice the Schiff case for failure to prosecute and failure to comply with court rules and orders. Redbox moved to dismiss the DiSimone/Sinibaldi case, and DiSimone/Sinibaldi moved for class certification. In January 2012, the Court granted Redbox’s motion to dismiss with prejudice and denied DiSimone/Sinibaldi’s motion for class certification as moot. On February 2, 2012, Plaintiff’s filed their notice of appeal. The appeal is currently stayed until March 7, 2013, pending the California Supreme Court’s decision in a case presenting similar issues involving Song-Beverly in a case to which Redbox is not a party. We believe that the claims against us are without merit and intend to defend ourselves vigorously in this matter. Currently, no accrual has been established as it is not possible to estimate the possible loss or range of loss because this matter had not advanced to a stage where we could make any such estimate.

Other Contingencies
During the first quarter of 2012, we recorded a loss contingency in the amount of $8.4 million in our Consolidated Statements of Comprehensive Income related to a supply agreement. Based on subsequent periods’ activity, we recorded an additional $3.0 million. As of December 31, 2012, the amount accrued within other accrued liabilities in our Consolidated Balance Sheets was $11.4 million, representing our best estimate of loss. We believe the likelihood of additional losses material to our accrual as of December 31, 2012 is remote.